INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$
Cost:
Computer software	3,584	3,513
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	12,710	12,711
Strategic contract	10,010	20,461
Unpatented technology	3,633	3,633
	52,339	62,720
Accumulated amortization:
Computer software	(3,046)	(2,989)
License agreement	(5,470)	(5,470)
Internet domain name	(40)	(55)
Brand name	(3,116)	(3,108)
Strategic contract	(2,471)	(2,640)
Unpatented technology	(1,716)	(2,927)
	(15,859)	(17,189)
Impairment*:
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
Strategic Contract	(7,539)	(7,539)
	(34,447)	(34,447)
Intangible assets, net	2,033	11,084

*     During the year ended December 31, 2022, the Group recorded impairment of US$7,539 for the strategy contract of Asgard for continuing operations. There was no impairment for the year ended December 31, 2023 and 2024.

Schedule of estimated amortization expense

US$

2025	3,782
2026	3,074
2027	3,074
2028	1,119
2029 and thereafter	35
Total	11,084